Leases	3 Months Ended
Mar. 31, 2021
Leases
Leases

Note 6. Leases

The Company leases real estate, equipment and automobiles in the U.S. and internationally. The Company leases office facilities under non-cancelable operating leases that expire on various dates through December 2027, including office and manufacturing space in San Jose, California used as its corporate headquarters. The lessor entity is owned by one of the Company’s former officers. Please see Note 17, Related Party Transactions. The leases do not contain any material residual value guarantees or restrictive covenants.

Lease cost, which consisted primarily of operating lease cost, was $1.1 million for the three months ended March 31, 2021. Under ASC 840, the previous lease standard, total rent expense under operating leases during the three months ended March 31, 2020 was $1.1 million.

Other information related to leases were as follows (in thousands, except years and percentages):

Three Months Ended
March 31, 2021
Supplemental cash flow information:
Cash paid for operating leases included in operating cash flows	$1,119
ROU assets obtained in exchange for new operating lease liabilities	$340

March 31, 2021
Supplemental balance sheet information:
Other assets	$18,993
Total operating ROU assets	$18,993

Other current liabilities	$2,956
Other long-term liabilities	16,984
Total lease liabilities	$19,940

Weighted average remaining lease term (years)	6.48
Weighted average discount rate	6.35%

As of March 31, 2021, maturities of lease liabilities were as follows:

Years Ending December 31,	Finance Leases	Operating Leases
2021 (remaining nine months)	$145	$3,153
2022	14	3,463
2023	—	3,358
2024	—	3,459
2025	—	3,563
Thereafter	—	7,450
Total lease payments	159	$24,446
Less amount representing interest	(4)	(4,506)
Present value of lease liabilities	$155	$19,940